Amounts Due to Related Parties	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Amounts Due to Related Parties [Abstract]
Amounts Due to Related Parties

7. Amounts Due to Related Parties

Amounts due to related parties comprised the following:

	June 30,	September 30,
	2015	2014

Unsecured note payable to Mr. Hansen	$1,500,000	$2,500,000
Amounts due for advances by Mr. Hansen	2,566,735	2,566,735
Amounts due for services rendered	990,320	1,372,213

	$5,057,055	$6,438,948

The unsecured note payable to Mr. Hansen amounting to $1.5 million as of June 30, 2015 will mature on December 31, 2015 and carries interest at the rate of 6% per annum. On October 17, 2014, the Company repaid the principal amount of $1 million borrowed during fiscal 2013.

During July and August 2015, the Company made a total cash repayment of $2.5 million to Mr. Hansen for amounts due to him on the unsecured note, advances and services rendered. In addition, $2 million of advances from Mr. Hansen were converted to 400,000 shares of common stock at $5.00 per share.

Amounts due for services rendered are comprised of accrued compensation due to the officers of the Company. The amounts due for advances and services rendered are non-interest bearing and have no terms of repayment.

7. Amounts Due to Related Parties

Amounts due to related parties comprised the following:

	September 30,
	2014	2013
Unsecured notes payable to Mr. Hansen	$2,500,000	$1,000,000
Amounts due for advances by Mr. Hansen	2,566,735	1,210,000
Amounts due for services rendered	1,372,213	555,316
	$6,438,948	$2,765,316

During August 2014, the Company entered into an amended and restated revolving loan agreement with Michael Hansen to fund the Company up to $5 million through December 31, 2015 at an interest of 6% per annum. Subsequently, the Company drew down $1.5 million under the revolving loan and has $3.5 million in available funds for the cash flow needs of the Company.

On April 23, 2013, the Company entered into a loan agreement with Mr. Hansen, for an unsecured loan of up to $1 million at an interest rate of 3% per annum beginning May 1, 2013 which was fully drawn down during fiscal 2013. On October 17, 2014, the Company repaid the principal amount of $1 million with cash generated from current operations.

Amounts due for services rendered are comprised of accrued compensation due to the officers of the Company and unpaid Board of Directors fees. Amounts due for advances and services rendered are non-interest bearing and have no terms of repayment.